COMMITMENTS AND CONTINGENCIES (DETAILS TEXTUAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Operating Leases, Rent Expense, Net	$ 1,258	$ 1,301	$ 1,230
Professional Fees	$ 48	$ 54